SCHWAB CAPITAL TRUST

Laudus International MarketMasters FundTM

Supplement dated October 3, 2016, to the Prospectus and Statement of Additional Information (SAI)

dated February 25, 2016, as supplemented June 9, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Robert A. Taylor of Harris Associates L.P. no longer serves as portfolio manager for the Laudus International MarketMasters Fund (the “Fund”). All references to Robert A. Taylor in the Fund’s Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG93694-00) (10/16)

00179669